Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Buildings	14,995,857	21,731,960
Machinery and equipment	7,328,207	8,861,939
Leasehold improvements	923,285	1,085,101
Vehicles	6,101,948	5,642,905
Furniture, office and electric equipment	850,836	922,797
Construction in progress	7,372,605	4,929,745
Total	37,572,738	43,174,447
Accumulated depreciation	(8,759,534)	(10,916,806)
Impairment	—	(76,616)
Property and equipment, net	28,813,204	32,181,025

Depreciation expenses were RMB2,102,310, RMB2,540,899 and RMB2,740,819 for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company recorded impairment charges of nil, nil and RMB76,616, related to property and equipment that were expected to be disposed of before the end of their estimated useful lives for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, the title certificates for certain buildings of the Company with an aggregate net book value of approximately RMB4,909,234 and RMB3,024,988, respectively, had not been obtained.